Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Apr. 03, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances (in dollars)	$ 1,634		$ 1,216	$ 1,034
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000		47,729,753
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000		74,892,833	74,892,833
Common stock, shares issued	76,122,017		18,011,035	16,258,297
Common stock, shares outstanding	76,122,017		18,011,035	16,258,297
Series A-1 preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	6,341,465	6,341,465
Preferred stock, shares issued	0	6,341,465	6,341,465	6,341,465
Preferred stock, shares outstanding	0	0	6,341,465	6,341,465
Series A-2 preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	9,448,220	9,448,220
Preferred stock, shares issued	0	9,448,220	9,448,220	9,448,220
Preferred stock, shares outstanding	0	0	9,448,220	9,448,220
Series B preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	12,737,605	12,737,605
Preferred stock, shares issued	0	12,686,855	12,686,855	12,686,855
Preferred stock, shares outstanding	0	0	12,686,855	12,686,855
Series C preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	10,759,630	10,759,630
Preferred stock, shares issued	0	10,759,630	10,759,630	10,759,630
Preferred stock, shares outstanding	0	0	10,759,630	10,759,630
Series D preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	8,442,833	8,442,833
Preferred stock, shares issued	0	8,442,833	8,442,833	8,442,833
Preferred stock, shares outstanding	0	0	8,442,833	8,442,833